Segment Information - Disclosure of revenue from major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenues	$ 1,182,110	$ 1,252,938
Dutch Shell Plc
Disclosure of major customers [line items]
Revenues	$ 319,400	$ 311,300
Percentage of entity's revenue	27.00%	25.00%
BP Plc
Disclosure of major customers [line items]
Revenues	$ 162,100
Percentage of entity's revenue	14.00%	0.00%
Equinor ASA
Disclosure of major customers [line items]
Revenues	$ 143,300	$ 170,800
Percentage of entity's revenue	12.00%	14.00%